Subsequent events (Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) Share $ / shares	Dec. 31, 2022 CAD ($) Share	Dec. 31, 2021 CAD ($) Share
Disclosure of non-adjusting events after reporting period [line items]
Number of option exercised		770,500	449,500
Proceeds from exercise of options | $		$ 956,000	$ 540,749
Number of share options granted		1,250,000	730,000
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of option exercised	238,500
Proceeds from exercise of options | $	$ 379,500
Subsequent Event [Member] | Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted	75,000
Exercise price of share options granted | $ / shares	$ 1.5
Contractual life of option	3 years
Subsequent Event [Member] | Consultant One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted	150,000
Exercise price of share options granted | $ / shares	$ 1.1
Contractual life of option	3 years